Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2016
Property Plant And Equipment [Abstract]
Advances for vessels under construction - related party
Advances for vessels under construction - related party
Balance as at January 1, 2015	$66,641
Additions	-
Transfer to vessels	(48,469)
Balance as at December 31, 2015	$18,172
Additions	—
Transfer to vessels	(18,172)
Balance as at December 31, 2016	$ -

Vessels, net
	Vessel Cost	Accumulated depreciation	Net book value
Balance as at January 1, 2015	$1,396,735	$(276,665)	$1,120,070
Acquisitions and improvements	208,523	-	208,523
Transfer from Advances for vessels under construction-related party	48,469	-	48,469
Depreciation for the period	-	(61,577)	(61,577)
Balance as at December 31, 2015	$1,653,727	$(338,242)	$1,315,485
Acquisitions and improvements	103,790	-	103,790
Transfer from Advances for vessels under construction-related party	18,172	-	18,172
Depreciation for the period	-	(69,716)	(69,716)
Balance as at December 31, 2016	$1,775,689	$(407,958)	$1,367,731